INCOME TAX	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
INCOME TAX

Note 15 - INCOME TAX

British Virgin Islands (“BVI”)

Under the tax laws of BVI, AGM Holdings and AGM Software are not subject to tax on income or capital gain. In addition, payments of dividends by the Company to their shareholders are not subject to withholding tax in the BVI.

Hong Kong

Under the tax laws of Hong Kong, AGM Integrated, AGM HK and AGM Defi Tech are subject to tax at 16.5% on the assessable profits arising in or derived from Hong Kong or 8.25% if the net profit under HK$2,000,000 for 2019 and beyond, and allowed to offset their future tax taxable income with taxable operating losses with carried forward indefinitely. Based on a review of surrounding facts and circumstances, the revenue generated from AGM Integrated, AGM HK and AGM Defi Tech belongs to offshore revenue as its operation is in mainland China instead of in Hong Kong, and therefore AGM Integrated, AGM HK and AGM Defi Tech was considered as a PRC resident enterprise.

Singapore

Under the tax laws of Singapore, AGM Defi Lab was subject to tax at 10% on income or capital gain.

China

On March 16, 2007, the National People’s Congress passed the Enterprise Income Tax Law (“the China EIT Law”), which was effective as of January 1, 2008. Companies incorporated in China are allowed to offset future tax taxable income with taxable operating losses carried forward in a 5-year period.

The China EIT Law also provides that an enterprise established under the laws of foreign countries or regions but whose “de facto management body” is located in China be treated as a resident enterprise for PRC tax purpose and consequently be subject to China income tax at the rate of 25% for its worldwide income. The Implementing Rules of the China EIT Law merely defines the location of the “de facto management body” as “the place where the exercising, in substance, of the overall management and control of the production and business operation, personnel, accounting, properties, etc., of a non-PRC company is located.” On April 22, 2009, China State Administration of Taxation further issued a notice entitled “Notice regarding Recognizing Offshore-Established Enterprises Controlled by PRC Shareholders as Resident Enterprises Based on Their place of Effective Management.” Under this notice, a foreign company controlled by a PRC company or a group of PRC companies shall be deemed as a PRC resident enterprise, if (i) the senior management and the core management departments in charge of its daily operations mainly function in China; (ii) its financial decisions and human resource decisions are subject to decisions or approvals of persons or institutions in China; (iii) its major assets, accounting books, company sales, minutes and files of board meetings and shareholders’ meetings are located or kept in China; and (iv) more than half of the directors or senior management personnel with voting rights reside in China. Based on a review of surrounding facts and circumstances, the Company believe that there is an uncertain tax position as to whether its operations outside of China will be considered a resident enterprise for PRC tax purposes due to limited guidance and implementation history of the China EIT Law. Should the Company be treated as a resident enterprise for PRC tax purposes, the Company will be subject to PRC tax on worldwide income at a uniform tax rate of 25%. For the years ended December 31, 2025, and 2024, the Company has evaluated this uncertain tax position and recorded a tax liability on the Consolidated Balance Sheet.

The China EIT Law also imposes a withholding income tax of 10% on dividends distributed by a foreign invested enterprise to its immediate holding company outside of China, if such immediate holding company is considered as a non-resident enterprise without any establishment or place within China or if the received dividends have no connection with the establishment or place of such immediate holding company within China, unless such immediate holding company’s jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement. Such withholding income tax was exempted under the previous income tax regulations. British Virgin Islands, where the Company is incorporated, did not have such tax treaty with China.

AGM Beijing, AGM Tianjin, Beijing Keen Sense and Beijing Bixin are subject to 25% China statutory tax rate. AGM Beijing, Beijing Keen Sense, Beijing Bixin and AGM HK, AGM Defi Tech incurred net loss for the year ended December 31, 2025.

Composition of income from continuing operation before income tax for the periods presented by jurisdictions is as follows:

	For The Years Ended December 31,
	2025	2024	2023
China (Mainland)	$(461,034)	(581,028)	(699,367)
Hong Kong	(6,699,017)	7,414,977	17,001,542
Singapore	-	1	1
BVI	10,634,830	(1,095,422)	(793,114)
Total	$3,474,779	5,738,528	15,509,062

The provision for income taxes consisted of the following:

	For The Years Ended December 31,
	2025	2024	2023
Current	$(747,702)	$(1,558,286)	$(394,138)
Deferred	(2,149,251)	(772,605)	(3,699,019)
Total	$(2,896,953)	$(2,330,891)	$(4,093,157)

The reconciliations of the statutory income tax rate and the Company’s effective income tax rate of the years ended December 31, 2023 and 2024 are as follows:

	For The Years Ended December 31,
	2024	2023
Statutory income tax rate	25%	25%
Tax effect of different tax rates in other jurisdictions	5%	1%
Tax effect of non-deductible expenses	-%	-%
Changes in valuation allowance	11%	-%
Effective tax rate	41%	26%

In accordance with the updated requirements of ASU 2023 - 09, the reconciliations of the statutory income tax rate and the Company’s effective income tax rate for the year ended December 31, 2025 is as follows:

	For the Year Ended December 31, 2025
	Amount	Percent
Income before income taxes	3,474,779
Income tax expense computed at PRC statutory income tax rate of 25%	868,695	25.0%
Tax effect of different tax rates in other jurisdictions	(1,110,161)	(32.0)%
Tax effect of non-deductible expenses	5	0.0%
Changes in valuation allowance	3,138,414	90.3%
Income tax expense	2,896,953	83.3%

The summary of cumulative net operating losses carried forward for the Company’s subsidiaries in different regions is as follows:

	For The Years Ended December 31,
	2025	2024	2023
PRC Region	$251,021	$4,321,912	$2,666,264
HK Region	1,941,990	2,544	1,908
Singapore Region	6,440	6,440	6,440
Total cumulative net operating loss carry-forward from continuing operation	$2,199,451	$4,330,896	$2,674,612

Components of the Company’s net deferred tax assets are set forth below:

	December 31,	December 31,
	2025	2024
Deferred tax assets:
Allowance for doubtful accounts	560,057	2,328,841
Net operating loss carry-forwards	$549,916	$604,689
Impairment provision of advances to suppliers	-	384,967
Lease liability	26,229	-
Valuation allowance	(549,916)	(604,689)
Total deferred tax assets	$586,286	$2,713,808

Defer tax liabilities:
Right-of-use assets	$(21,729)	$-
Total deferred tax liabilities	(21,729)	-
Total deferred tax assets, net	$564,557	$2,713,808

The movement of valuation allowance provision for deferred tax assets is as follows:

	As of
	December 31, 2025	December 31, 2024
Balance as of January 1,	604,689	-
Current year addition	3,317,333	610,340
Write-off	(3,376,969)	-
Exchange rate effect	4,863	(5,651)
Balance as of December 31,	549,916	604,689

Accounting for Uncertainty in Income Taxes

The Company and certain subsidiaries are established in various foreign countries with significant operations located in China. The Company might not be subject to PRC income tax and did not pay any income tax to PRC however it is uncertain as to whether China tax authority may take different views about the Company’s tax positions which may lead to additional tax liabilities.

The tax authority of China Government conducts periodic and ad hoc tax filing reviews on business enterprises operating in China after those enterprises complete their relevant tax filings. Therefore, the Company’s PRC entities’ tax filings results are subject to change. It is therefore uncertain as to whether China tax authority may take different views about the Company’s PRC entities’ tax filings, which may lead to additional tax liabilities.

ASC 740 requires recognition and measurement of uncertain income tax positions using a “more-likely-than-not” approach. The management evaluated the company’s tax position and recognized liabilities for uncertain tax positions for the years ended December 31, 2025, 2024 and 2023, and the period from inception (April 27, 2015) to December 31, 2015. The Company recognized liabilities for uncertain tax positions, which was included in income tax payable on the Consolidated Balance Sheets as of December 31, 2025 and 2024.

The activity of the unrecognized tax positions related to the Company’s uncertain tax positions is summarized as follows:

	December 31,	December 31,	December 31,
	2025	2024	2023
Gross beginning balance	$15,392,010	$13,839,598	$13,445,460
Gross (decrease)/ increase to tax positions in the current period	(14,597,978)	1,552,412	394,138
Gross ending balance from continuing operations	$794,032	$15,392,010	$13,839,598

There were no interests and penalties in relation to the Company uncertain tax positions for the years ended December 31, 2025, 2024 and 2023.